CONSOLIDATED BALANCE SHEETS (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets:
Cash and cash equivalents	$ 1,315,992	$ 1,043,730	$ 1,736,744
Accounts receivable, net	3,046,218	3,393,933	2,294,221
Inventory	950,612	1,366,181	1,170,823
Other current assets	838,919	312,885	111,846
Due from related parties	822,704	51,771	229,855
Total current assets	6,974,445	6,168,500	5,543,489
Property, plant & equipment, net	13,359,269	13,635,482	19,001,992
Investments	2,279,241	1,933,783	1,831,531
Deferred tax assets	306,956	349,382	75,798
Other assets	929,620	925,389	332,883
Security deposits	985,546	974,757	776,258
Total Assets	24,835,077	23,987,293	27,561,951
Liabilities and Members' Equity
Cash overdraft	469,377	575,041	134,027
Member loans, current portion	7,377,318	5,027,613
Capital Leases, current portion			42,935
Notes payable, current portion	320,000	320,000	320,070
Line of credit	4,905,556	2,477,778	1,250,000
Accounts payable	3,839,068	4,405,850	3,342,891
Accrued expenses	2,837,291	2,414,131	2,193,931
Due to related parties	304,423	518,366
Deferred revenue	8,730	47,528	94,413
Total current liabilities	20,061,763	15,786,307	7,378,267
Capital leases, net of current portion			2,324
Notes payable, net of current portion		15,000	34,930
Member loans, net of current portion			4,542,464
Other long-term liabilities	39,750	39,750	39,750
Deferred rent payable	5,699,042	5,657,489	6,711,174
Total liabilities	25,800,555	21,498,546	18,708,909
Members' Equity
THE ONE GROUP, LLC and Subsidiaries and Members' Equity	(4,140,792)	(1,050,837)	1,755,263
Total Noncontrolling Interest	3,175,314	3,539,584	7,097,779
Total Members' Equity	(965,478)	2,488,747	8,853,042
Total Liabilities and Members' Equity	$ 24,835,077	$ 23,987,293	$ 27,561,951